Investment Objectives and Goals - BHILL Fund	Jul. 29, 2026
Prospectus [Line Items]
Risk/Return [Heading]	BHILL Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The BHILL Fund (the “Fund”) seeks capital appreciation and income.